Trade and Other Payables and Accrued Liabilities - Schedule of Trade and Other Payables and Accrued Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Trade and other payables [abstract]
Trade payables	€ 74,680	€ 79,555
Other payables	61,600	43,457
Trade and other payables	136,280	123,012
Accruals for personnel	21,969	26,040
Accruals for audit and closing fees	4,283	4,251
Other accruals	3,159	8,354
Accrued liabilities	€ 29,411	€ 38,645